Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) (Management activities [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Management activities [Member]
Related Party Transaction [Line Items]
Amount reclassified from general and administrative to vessel operating expenses	$ 1.4	$ 2.1	$ 2.9	$ 4.2